Note 45 - Depreciation	12 Months Ended
Dec. 31, 2017
Depreciation and amortisation expense
Disclosure of Depreciation

Depreciation

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows

Depreciation and amortization (Millions of euros)
	Notes	2017	2016	2015
Tangible assets	17	694	690	641
For own use		680	667	615
Investment properties		13	23	25
Other Intangible assets		694	735	631
Total		1,387	1,426	1,272